Business Combination (Details) - Schedule of unaudited pro forma combined statements of operation presents - Series of Individually Immaterial Business Acquisitions [Member] - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Business Combination (Details) - Schedule of unaudited pro forma combined statements of operation presents [Line Items]
Revenue	$ 71,608,555	$ 65,069,382
Net Income (Loss)	$ 681,593	$ 12,688,014
Net Income (Loss) per ordinary share - basic and diluted (in Dollars per share)	$ 0.03	$ 0.53
Weighted average ordinary shares - basic and diluted (in Shares)	26,160,270	23,843,836
Happiness Biotech Group Limited [Member]
Business Combination (Details) - Schedule of unaudited pro forma combined statements of operation presents [Line Items]
Revenue	$ 71,433,130	$ 65,061,953
Net Income (Loss)	$ 683,926	$ 12,688,035
Net Income (Loss) per ordinary share - basic and diluted (in Dollars per share)	$ 0.03	$ 0.53
Weighted average ordinary shares - basic and diluted (in Shares)	26,160,270	23,843,836
Daji [Member]
Business Combination (Details) - Schedule of unaudited pro forma combined statements of operation presents [Line Items]
Revenue	$ 175,425	$ 7,429
Net Income (Loss)	$ (2,333)	$ (21)